Convertible Debt, Unsecured Senior Notes and Treasury Stock - Convertible Debt (Details) - USD ($)	1 Months Ended			12 Months Ended
	Jul. 31, 2019	Oct. 31, 2017	Nov. 30, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 01, 2016
Convertible debt
Proceeds from the issuance	$ 793,300,000
Net proceeds from issuance of notes						$ 879,293,000
Shares repurchased				$ 61,691,000	$ 249,263,000	47,624,000
2018 Notes
Convertible debt
Aggregate principal amount of notes issued			$ 800,000,000
Coupon rate of the convertible notes (as a percent)			1.00%
Denomination of principal amount of debt which is used for conversion calculation			$ 1,000
Conversion price of the Notes (in dollars per share)			$ 123.70
Net proceeds from issuance of notes			$ 783,200,000
Issuance cost			16,800,000
Shares repurchased			$ 100,000,000.0
Interest rate of convertible notes (as a percent)			1.00%
Redemption price (as a percent)			100.00%
Redemption price of Notes upon fundamental change (as a percent)			100.00%
Principal amount of convertible debt repurchased upon the exercise of the put option							$ 646,900,000
Principal amount of convertible debt converted into ordinary shares					7,000
Interest expenses					1,400,000	$ 4,200,000
2022 Notes
Convertible debt
Aggregate principal amount of notes issued		$ 900,000,000		$ 900,000,000
Coupon rate of the convertible notes (as a percent)		1.25%		1.25%
Denomination of principal amount of debt which is used for conversion calculation		$ 1,000
Conversion price of the Notes (in dollars per share)		$ 133.27
Net proceeds from issuance of notes		$ 879,300,000
Issuance cost		$ 20,700,000
Interest rate of convertible notes (as a percent)		1.25%
Interest expenses				$ 15,400,000	$ 15,400,000
2024 Notes
Convertible debt
Aggregate principal amount of notes issued	800,000,000
Issuance cost	$ 6,700,000
Interest rate of convertible notes (as a percent)	3.50%
Interest expenses				14,500,000
2024
Convertible debt
Aggregate principal amount of notes issued				$ 800,000,000
Coupon rate of the convertible notes (as a percent)				3.50%